Transactions with Related Parties (Details Narrative) - USD ($)		4 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended
	Jan. 12, 2022	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due from related parties					$ 2,842,000	$ 5,287,000
Due to related parties					880,000	3,558,000
Tsakos Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Due from related parties					2,623,000	5,287,000
Management fees					0	567,000	$ 1,947,000
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense					2,222,000	1,203,000	0
Due from related parties					176,000	1,098,000
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Services rendered expense					19,880,000	19,503,000	20,228,000
Supervisory services expenses					2,093,000	1,897,000	1,107,000
Due from related parties					170,000	157,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2025 [Member]
Related Party Transaction [Line Items]
Services rendered expense					23,010,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2026 [Member]
Related Party Transaction [Line Items]
Services rendered expense					22,911,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2027 [Member]
Related Party Transaction [Line Items]
Services rendered expense					22,776,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2028 [Member]
Related Party Transaction [Line Items]
Services rendered expense					23,061,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2029 [Member]
Related Party Transaction [Line Items]
Services rendered expense					22,956,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2030 to 2034 [Member]
Related Party Transaction [Line Items]
Services rendered expense					94,284,000
Incentive Awards [Member]
Related Party Transaction [Line Items]
Selling, General and Administrative Expense					$ 7,000,000	5,000,000	1,000,000
TCM Tsakos Maritime Philippines [Member] | Tsakos Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Ownership percentage					25.00%
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense					$ 9,657,000	11,026,000	10,684,000
Related Party Transaction, Rate					1.25%
Due to related parties					$ 430,000	1,501,000
Accrued liabilities					510,000	667,000
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Services rendered expense					15,150,000	14,420,000	10,965,000
Due to related parties					219,000	2,468,000
Accrued Insurance, Current					758,000	328,000
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense					7,027,000	6,589,000	6,437,000
Due to related parties					456,000	530,000
Operating conventional vessels [Member]
Related Party Transaction [Line Items]
Monthly Management Fees		$ 27,500		$ 28,500	30,000	30,000
Third Party Managed Vessels [Member]
Related Party Transaction [Line Items]
Monthly Management Fees		28,600		29,100		29,700
Third Party Managed Vessels Afrodite And Ariadne [Member]
Related Party Transaction [Line Items]
Monthly Management Fees		27,500		27,500		28,900
Chartered out vessels on a bare-boat basis and vessels under construction [Member]
Related Party Transaction [Line Items]
Monthly Management Fees		20,400
DP2 Shuttle Tankers [Member]
Related Party Transaction [Line Items]
Monthly Management Fees		35,000		36,000		36,000
LNG Carriers [Member]
Related Party Transaction [Line Items]
Monthly Management Fees		$ 38,900		42,400		45,100
Liquefied Natural Gas Carrier Tenergy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	$ 30,800			34,300		36,700
Suezmax Tanker Decathlon [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			$ 28,500		28,800
Chartered in, Chartered out vessels on a bare-boat basis and vessels under construction [Member]
Related Party Transaction [Line Items]
Monthly Management Fees				$ 21,000	21,000	21,000
Third Party Managed VLCC Dias I [Member]
Related Party Transaction [Line Items]
Monthly Management Fees						28,700
Third Party Managed Suezmax Decathlon [Member]
Related Party Transaction [Line Items]
Monthly Management Fees						28,400
Ulysses and Hercules I [Member]
Related Party Transaction [Line Items]
Monthly Management Fees					30,100
Maria Energy and Neo Energy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees					45,900
Tenergy [member]
Related Party Transaction [Line Items]
Monthly Management Fees					37,500
Sapporo Princess and Maria Princess [Member]
Related Party Transaction [Line Items]
Monthly Management Fees					30,100
Ise Princess [Member]
Related Party Transaction [Line Items]
Monthly Management Fees					29,300
VLCC Dias I [Member]
Related Party Transaction [Line Items]
Monthly Management Fees					28,700
Eurochampion 2004 [Member]
Related Party Transaction [Line Items]
Monthly Management Fees					29,700
Alpes, Aspen and Popi Sazaklis [Member]
Related Party Transaction [Line Items]
Monthly Management Fees					29,300
DF Montmartre and DF Mystra [Member]
Related Party Transaction [Line Items]
Monthly Management Fees					28,700
DP2 suezmax shuttle tankers [Member]
Related Party Transaction [Line Items]
Monthly Management Fees					36,000
Supervisory Fees For New Vessels Construction [Member] | Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Supervisory services expenses					$ 21,000	$ 21,000	$ 21,000
Two Suezmax Tankers, Two Aframax Tankers and One LNG Carrier [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate					0.50%
Brokerage commission amount					$ 1,168,000
Six Handymax Tankers and Two Handysize Tankers [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate						0.50%
Brokerage commission amount						$ 848,000
Aframax Tanker Proteas Panamax Tanker Inca [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate							1.00%
Brokerage commission amount							$ 326,000
Njord DF, RanDF, Chios DF and Ithaki DF [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party					$ 1,000,000
LNG Carrier Tenergy and DP2 Shuttle Tanker Porto [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party						$ 500,000